Notes Payable	12 Months Ended
Mar. 31, 2026
Notes Payable [Abstract]
NOTES PAYABLE

Note 12 – NOTES PAYABLE

The Company has credit facilities with Hangzhou United Bank (“HUB”) that provided working capital in the form of the following bank acceptance notes. Usually, the Company applies to issue a note, which is guaranteed by the bank, to its supplier to pay off its debt in a future date. Before the payment date, the bank will ask the Company to inject cash into the bank. On the payment date, the bank will pay the amount to whoever legally holds the note. As of at March 31, 2026 and 2025, the balances of notes payable are as follow:

Beneficiary(1)	Endorser	Origination date	Maturity date	March 31, 2026	March 31, 2025
Allright	HUB	12/20/24	06/20/25	$-	$3,716,533
Allright	HUB	01/02/25	07/02/25	-	551,215
Allright	HUB	01/13/25	07/13/25	-	92,235
Allright	HUB	01/14/25	07/14/25	-	51,835
Allright	HUB	01/26/25	07/26/25	-	136,568
Jiuxin Medicine	HUB	12/11/24	06/11/25	-	2,692,363
Jiuxin Medicine	HUB	12/20/24	06/20/25	-	3,145,863
Allright	HUB	10/13/25	04/13/26	22,669	-
Total				$22,669	$10,386,612

(1)	As of March 31, 2026, the Company had $22,669 (RMB156,371) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $8,519 (RMB58,762 ) with HUB as collateral against these bank notes. As of March 31, 2025, the Company had $10,386,612 (RMB75,372,524) of notes payable from HUB. The Company is required to hold restricted cash in the amount of $5,761,294 (RMB41,807,982 ) with HUB as collateral against these bank notes. Included in the restricted cash is a total of $3,775,821 three-year deposit (RMB27,400,000) deposited into HUB as a collateral for current and future notes payable from HUB.

As of March 31, 2026, the Company had a credit line of approximately $5.80 million in the aggregate from HUB. By putting up the restricted cash of $0.01 million deposited in the banks, the total credit line was $5.81 million. As of March 31, 2026, the Company had approximately $0.02 million of bank notes payable and approximately $5.79 million bank credit line was still available for further borrowing.